Intangible Assets, Net (Details) - Schedule of intagible assets - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Less: accumulated depreciation and amortization	$ (160,062)	$ (61,119)
Total	821,012	918,787
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net gross	13,345	12,177
Securities license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net gross	$ 967,729	$ 967,729